Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Right-of-use Assets And Lease Liabilities
July 1 to December 31, 2025	$ 7,675
2026	4,993
Minimum net lease payments	12,668
Less: present value discount	(2,023)
Total obligations under operating leases and financial liability (current and non-current portion)	$ 10,645